Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consummation of the reverse recapitalization
Cash	$2,476,198
Prepaid expenses and other current assets	209
Warrant liabilities	(2,247,087)
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$171,357

Schedule of subsidiaries
	Date of	Place of
Company Name	Incorporation or Acquisition	Incorporation or Establishment	Ownership Interest	Principal Activities

Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding
Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment holding
Lion International Securities Group Limited	May 20, 2016	Hong Kong	100%	Securities brokerage
Lion Futures Limited	May 20, 2016	Hong Kong	100%	Futures brokerage
Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)	May 20, 2016	Hong Kong	100%	Dormant
Lion Asset Management Limited (F/K/A Lion Capital Management Limited)	May 20, 2016	Hong Kong	100%	Asset management
BC Wealth Management Limited	October 14, 2014	Hong Kong	100%	Insurance brokerage
Lion Wealth Limited	October 4, 2018	Hong Kong	100%	Marketing and support service
Lion Brokers Limited	May 2, 2017	Cayman Islands	100%	Broker dealer and market maker
Lion Investment Fund SPC	June 11, 2019	Cayman Islands	100%	Dormant
Lion International Financial (Singapore) Pte. LTD.	July 26,2019	Singapore	100%	Dormant
Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)	June 16, 2020	Nevada, USA	100%	Dormant
Lion Fintech Group Limited	April 13, 2021	British Virgin Islands	100%	Investment holding
Royal Lion Investment Limited (“Royal Lion”)	April 13, 2021	Cayman Islands	70%	Investment holding
Royal Lion Middle East DMCC (“Lion DMCC”)	April 13, 2021	Dubai	70%	Trading in crypto-commodities
Lion NFT Limited (“Lion NFT”)	May 7, 2021	British Virgin Islands	60%	Investment and innovation in digital assets
Flying Lion Limited (“Flying Lion”)	June 17, 2021	Cayman Islands	70%	Investment and innovation in digital assets
Lion Group (Hangzhou) Investment Limited	May 7, 2021	China	100%	Technology development, consulting, conference and exhibition services
Aquarius Sponsor Ltd.	April 12, 2021	British Virgin Islands	51%	Investment holding
Aquarius II Sponsor Ltd.	May 4, 2021	British Virgin Islands	51%	Investment holding
Aquarius I Acquisition Corp.	April 15, 2021	Cayman Islands	51%	Special purpose acquisition company
Aquarius II Acquisition Corp.	May 5, 2021	Cayman Islands	51%	Special purpose acquisition company